Filed pursuant to Rule 497(e) Registration Nos. 333-181176; 811-22696

EXPLANATORY NOTE

The purpose of this filing is to file supplemental risk/return summary information for the Compass EMP U.S. 500 Volatility Weighted Index ETF, the Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF, the Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF, the Compass EMP Developed 500 Enhanced Volatility Weighted Index and the Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF, each a separate series of Compass EMP Funds Trust, in interactive data format.